WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2000
                                   (UNAUDITED)

                              WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS


                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2000
                                   (UNAUDITED)

                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital..................    1
Statement of Operations................................................    2
Statement of Changes in Members' Capital - Net Assets..................    3
Notes to Financial Statements..........................................    4
Schedule of Portfolio Investments......................................   11
Schedule of Securities Sold, Not Yet Purchased.........................   14
Schedule of Written Options............................................   15

WYNSTONE FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                           JUNE 30, 2000
                                                                            (UNAUDITED)
ASSETS

Cash                                                                           $ 4,607
Investments in securities, at market (identified cost - $10,320)                 9,993
Dividends receivable                                                                22
Other assets                                                                        18
                                                                               -------

       TOTAL ASSETS                                                             14,640
                                                                               -------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds of sales - $107)            98
Outstanding options written, at value (proceeds received - $130)                    81
Withdrawals payable                                                              1,216
Due to broker                                                                       87
Management fee payable                                                              12
Payable to affiliate                                                                 5
Accrued expenses                                                                    80
                                                                               -------

       TOTAL LIABILITIES                                                         1,579
                                                                               -------

             NET ASSETS                                                        $13,061
                                                                               =======

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                                    $13,515
Accumulated net investment loss                                                   (338)
Accumulated net realized gain on investments                                       153
Accumulated net unrealized depreciation                                           (269)
                                                                               -------

       MEMBERS' CAPITAL - NET ASSETS                                           $13,061
                                                                               =======


The accompanying notes are an intergral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                 SIX MONTHS ENDED
                                                                                  June 30, 2000
                                                                                   (Unaudited)
INVESTMENT INCOME
    Interest                                                                           $  9
    Dividends                                                                           129
                                                                                       ----
                                                                                        138
                                                                                       ----
EXPENSES
    OPERATING EXPENSES:
       Management fee                                                                    68
       Professional fees                                                                 45
       Board of Managers' fees and expenses                                              16
       Insurance expense                                                                 13
       Custodian fees                                                                    10
       Miscellaneous                                                                      8
       Administration fees                                                                4
                                                                                       ----
          TOTAL OPERATING EXPENSES                                                      164
       Dividends on securities sold, not yet purchased                                    1
                                                                                       ----
       TOTAL EXPENSES                                                                   165
                                                                                       ----

       NET INVESTMENT LOSS                                                              (27)
                                                                                       ----

REALIZED AND  UNREALIZED  GAIN  (LOSS) ON  INVESTMENTS
    REALIZED  GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                            (52)
       Purchased options                                                                 (5)
       Written options                                                                  173
       Short sales                                                                       32
                                                                                       ----

    NET REALIZED GAIN ON INVESTMENTS                                                    148
                                                                                       ----

    NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                144
                                                                                       ----

          NET REALIZED AND UNREALIZED GAIN                                              292
                                                                                       ----

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES              $265
                                                                                       ====

The accompanying notes are an intergral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                          SIX MONTHS ENDED
                                                           JUNE 30, 2000     YEAR ENDED
                                                            (UNAUDITED)   DECEMBER 31, 1999
FROM INVESTMENT ACTIVITIES

    Net investment loss                                        $   (27)       $  (239)
    Net realized gain on investments                               148              0
    Net change in unrealized depreciation on investments           144           (553)
                                                               -------        -------

       INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                             265           (792)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                        1,650          3,750
    Capital withdrawals                                         (1,216)        (1,344)
                                                               -------        -------

       INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                      434          2,406

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                  12,362         10,748
                                                               -------        -------

       MEMBERS' CAPITAL AT END OF PERIOD                       $13,061        $12,362
                                                               =======        =======

The accompanying notes are an intergral part of these financial statements.

WYNSTONE FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Wynstone Fund, L.L.C. (the "Company") was organized as Wynstone Partners, L.P. (the "Partnership") under the Delaware Revised Uniform Limited Partnership Act on August 13, 1998. Effective July 1, 1999 the Limited Partners of record as of May 12, 1999 elected to approve the conversion of the Partnership to a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of July 1, 1999.

         The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of U.S. companies engaged in the financial services industry, but it may also invest up to 25% of the value of its total assets in the securities of foreign issuers, including depository receipts relating to foreign securities. Except during periods of adverse market conditions in the financial services industry or in the U.S. equity market generally, the Company will invest more than 25% of the value of its total assets in issuers engaged in the financial services industry. The Company's investments may include long and short positions in equity securities, fixed-income securities, and various derivatives, including options on securities and stock index options.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an "Adviser." CIBC Oppenheimer Advisers, L.L.C. (the "Adviser") serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an Investment Advisory Agreement. CIBC World Markets Corp. ("CIBC WM") (formerly CIBC Oppenheimer Corp.) is the managing member and controlling person of the Adviser and KBW Asset Management Inc. ("KBWAM") is a non-managing member of the Adviser. Investment professionals employed by KBWAM will manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company repurchase interests from Members twice each year effective at the end of the second fiscal quarter and again at the end of the year.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of the valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.  PORTFOLIO VALUATION (CONTINUED)

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         b.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company have been made. The Members are individually liable for their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2000, CIBC WM earned no brokerage commissions from portfolio transactions executed on behalf of the Company. Keefe, Bruyette & Woods, Inc., an affiliated broker of KBWAM, earned $7,414 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. During the six months ended June 30, 2000, there was an Incentive Allocation of $1,132 to the Special Advisory Account.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, no Manager is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2000, fees paid to the Board of Managers (including meeting fees and a pro-rata annual retainer) and expenses totaled $24,900.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         The Chase Manhattan Bank served as Custodian of the Company's assets for the six months ended June 30, 2000.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and  in  that   capacity,   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2000 amounted to $7,972,145 and $7,919,345, respectively.

         At June 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2000, accumulated net unrealized depreciation on investments was $269,622, consisting of $692,865 gross unrealized appreciation and $962,487 gross unrealized depreciation.

         Due to broker primarily represents receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. As of June 30, 2000, the Company had no margin borrowings. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATION OF CREDIT RISK (CONTINUED)

         terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                           PUT OPTIONS
                                                    ------------------------
                                                      NUMBER
                                                    OF CONTRACTS     COST
                                                    ------------     ----
         Beginning balance                                0        $     0
         Options purchased                               73         13,507
         Options closed                                 (40)        (7,245)
         Options expired                                (33)        (6,262)
                                                        ---        -------

         Options outstanding at
              June 30, 2000                              --        $    --
                                                        ===        =======

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATION OF CREDIT RISK (CONTINUED)

         In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value.

         Transactions in written options were as follows:


                                  CALL OPTIONS                 PUT OPTIONS
                          ------------------------     --------------------------
                            NUMBER        AMOUNT          NUMBER         AMOUNT
                          OF CONTRACT   OF PREMIUM     OF CONTRACTS    OF PREMIUM
                          -----------   ----------     ------------    ----------
Beginning balance              237       $ 126,543           388       $ 127,494
Options written              2,191         598,577           933         263,079
Options closed              (1,969)       (608,445)         (971)       (311,708)
Options expired                (74)        (21,126)         (245)        (44,538)
                            ------       ---------           ---       ---------
Options outstanding at
     June 30, 2000             385       $  95,549           105       $  34,327
                            ======       =========           ===       =========


    7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

        The Company maintains  positions in a variety of financial  instruments.
        The following table summarizes the components of net realized and unrealized gains from investment transactions:


                                                GAINS/(LOSSES)
                                           FOR THE SIX MONTHS ENDED
                                                JUNE 30, 2000
                                           ------------------------
        Equity securities                        $ (67,509)
        Equity Short Sales                          60,778
        Equity options                              (4,814)
        Written options                            302,906
                                                 ---------
                                                 $ 291,361
                                                 =========

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES (CONTINUED)

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:


                                                           AVERAGE MARKET VALUE
                                    MARKET VALUE AT     FOR THE SIX MONTHS ENDED
                                     JUNE 30, 2000           JUNE 30, 2000
                                    ---------------     -----------------------
         ASSETS:
            Equity options              $      0               $   2,546

         LIABILITIES:
            Written options              (81,152)               (314,277)

         Average market values presented above are based upon month-end market values during the six months ended June 30, 2000.

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                                          NOVEMBER 16, 1998
                                                                                          (COMMENCEMENT OF
                                                 SIX MONTHS ENDED         YEAR ENDED       OPERATIONS) TO
                                                   JUNE 30, 2000      DECEMBER 31, 1999   DECEMBER 31,1998
                                                -----------------     -----------------   ----------------
         Ratio of net investment loss to
         average net assets                          (0.40)%*               (1.73%)              (8.39%)*
         Ratio of operating expenses to
         average net assets                          (2.46)%*                3.84%               13.39% *
         Ratio of interest expense to
         average net assets                          --                      0.01%                 --
         Ratio of dividends on securities sold,
         not yet purchased to average net assets      0.01%*                 0.01%                 --
         Portfolio turnover                          81.84%                201.05%               10.75%
         Total return **                             1.89%                 (5.58)%              (1.40%)

        *Annualized.
       **Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                               JUNE 30, 2000
        SHARES                                                                                                 MARKET VALUE
                      COMMON STOCKS - 76.51%
                          COMMERCIAL BANKS - CENTRAL U.S. - 4.59%

                6,300       Amcore Financial, Inc.                                                              $   115,372
               13,500       Cullen/Frost Bankers, Inc.                                                              355,225
                5,100       Texas Regional Bancshares, Inc.                                                         129,413
                                                                                                                -----------
                                                                                                                    600,010
                                                                                                                -----------

                          COMMERCIAL BANKS - EASTERN U.S. - 6.95%
               15,900       Banknorth Group, Inc.                                                                   243,477
                  850       M&T Bank Corp.                                                       (a)                382,500
                9,600       Summit Bancorp.                                                                         236,400
                1,050       Wilmington Trust Corp.                                                                   44,888
                                                                                                                -----------
                                                                                                                    907,265
                                                                                                                -----------

                          COMMERCIAL BANKS - SOUTHERN U.S. - 11.21%
               28,900       AmSouth Bancorporation                                                                  455,175
                6,950       CCB Financial Corp.                                                                     257,150
                4,300       Centura Banks, Inc.                                                                     145,933
               15,800       Colonial BancGroup, Inc.                                                                142,200
               11,800       First Tennessee National Corp.                                       (a)                195,443
                4,600       Hamilton Bancorp, Inc. *                                                                 80,500
                8,300       SouthTrust Corp.                                                                        187,788
                                                                                                                -----------
                                                                                                                  1,464,189
                                                                                                                -----------

                          COMMERCIAL BANKS - WESTERN U.S. - 5.38%
               13,700       BancWest Corp.                                                                          225,201
                4,550       City National Corp.                                                                     158,112
                7,000       UCBH Holdings, Inc.                                                                     186,816
                2,900       Zions Bancorp.                                                                          133,084
                                                                                                                -----------
                                                                                                                    703,213
                                                                                                                -----------

                          FINANCE - CREDIT CARD - 7.65%
               12,700       Capital One Financial Corp.                                          (a)                566,737
                4,000       MBNA Corp.                                                                              108,500
                3,600       Providian Financial Corp.                                                               324,000
                                                                                                                -----------
                                                                                                                    999,237
                                                                                                                -----------
The accompanying notes are an intergral part of these financial statements.

                                     - 11 -


WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                                                               JUNE 30, 2000
        SHARES                                                                                                 MARKET VALUE
                      COMMON STOCKS - (CONTINUED)
                          FINANCE - INVESTMENT BANKER/BROKER - 1.67%
                4,800       Paine Webber Group, Inc.                                                                218,400
                                                                                                                -----------

                          INVESTMENT MANAGEMENT/ADVISORY SERVICES - 5.55%
                2,200       Affiliated Managers Group, Inc. *                                                   $   100,100
               16,400       BlackRock, Inc. *                                                                       475,600
                4,900       Franklin Resources, Inc.                                                                148,838
                                                                                                                -----------
                                                                                                                    724,538
                                                                                                                -----------

                          LIFE/HEALTH INSURANCE - 1.05%
                5,800       John Hancock Financial Services, Inc. *                                                 137,390
                                                                                                                -----------

                          MONEY CENTER BANKS - 5.13%
               14,550       Chase Manhattan Corp.                                                (a)                670,217
                                                                                                                -----------

                          S&L/THRIFTS - CENTRAL U.S. - 2.59%
               14,684       Charter One Financial, Inc.                                                             337,732
                                                                                                                -----------


                          S&L/THRIFTS - EASTERN U.S. - 3.39%
               23,500       American Financial Holdings, Inc.                                                       373,062
                2,700       Astoria Financial Corp.                                                                  69,525
                                                                                                                -----------
                                                                                                                    442,587
                                                                                                                -----------

                          SUPER - REGIONAL BANKS - U.S. - 21.35%
                9,700       Comerica, Inc.                                                       (a)                435,287
                6,650       Firstar Corp.                                                                           140,069
                6,600       First Union Corp.                                                                       163,766
               11,200       Fleet Boston Financial Corp.                                         (a)                380,800
                7,700       Mellon Financial Corp.                                                                  280,573
                5,700       National City Corp.                                                                      97,259
                8,100       PNC Financial Services Group                                         (a)                379,688
                6,000       SunTrust Banks, Inc.                                                                    274,128
               29,252       U.S. Bancorp                                                                            563,101
                1,900       Wells Fargo & Company                                                                    73,625

                                                                                                                -----------
                                                                                                                  2,788,296
                                                                                                                -----------
The accompanying notes are an intergral part of these financial statements.

                                     - 12 -


WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                                                               JUNE 30, 2000
        SHARES                                                                                                 MARKET VALUE
                      COMMON STOCKS - (CONTINUED)
                            TOTAL COMMON STOCKS (COST $10,320,087)                                              $ 9,993,074
                                                                                                                ===========

                            TOTAL INVESTMENTS (COST $10,320,087) - 76.51%                                         9,993,074
                                                                                                                -----------

                            OTHER ASSETS, LESS LIABILITIES - 23.49%                                               3,067,494
                                                                                                                -----------

                            NET ASSETS - 100.00%                                                                $13,060,568
                                                                                                                ===========


(a) Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
* Non-income producing security.

The accompanying notes are an intergral part of these financial statements.

WYNSTONE FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               JUNE 30, 2000
        SHARES                                                                                                 MARKET VALUE
                      SECURITIES SOLD, NOT YET PURCHASED - (0.75%)
                          INSURANCE BROKERS - (0.24%)
                  300       March & McLennan Co, Inc.                                                           $   (31,331)
                                                                                                                -----------

                          PROPERTY/CASUALTY INSURANCE - (0.51%)
                  900       Progressive Corp.                                                                       (66,600)
                                                                                                                -----------


                          TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $106,600)                          $   (97,931)
                                                                                                                ===========
The accompanying notes are an intergral part of these financial statements.

                                     - 14 -


WYNSTONE FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------
                                                                                                               JUNE 30, 2000
      NUMBER OF                                                                                                MARKET VALUE
      CONTRACTS
                      WRITTEN CALL OPTIONS - (0.43%)
                          COMMERCIAL BANKS - SOUTHERN U.S. - (0.05%)
                  118       First Tennessee National Corp., 08/19/00, $20.00                                    $    (6,643)
                                                                                                                -----------

                          FINANCE - CREDIT CARD - (0.14%)
                   26       Capital One Financial Corp., 09/16/00, $45.00                                           (12,350)
                    5       Providian Financial Corp., 01/20/01, $105.00                                             (5,438)
                                                                                                                -----------
                                                                                                                    (17,788)
                                                                                                                -----------

                          FINANCE - INVESTMENT BANKER/BROKER - (0.08%)
                   48       Pain Webber Group, Inc., 07/22/00, $45.00                                               (10,502)
                                                                                                                -----------

                          SUPER - REGIONAL BANKS - U.S. - (0.16%)
                   36       Comerica, Inc., 07/22/00, $50.00                                                         (2,477)
                   37       First Union Corp., 07/22/00, $30.00                                                        (925)
                   25       U.S. Bancorp., 09/16/00, $17.50                                                          (8,125)
                   90       U.S. Bancorp., 09/16/00, $22.50                                                          (9,567)
                                                                                                                -----------
                                                                                                                    (21,094)

                            TOTAL WRITTEN CALL OPTIONS (PREMIUM $95,549)                                            (56,027)
                                                                                                                ===========


                      WRITTEN PUT OPTIONS - (0.19%)
                          COMMERCIAL BANKS - WESTERN U.S. - (0.12%)
                   33       Zions Bancorp., 07/22/00, $50.00                                                       (15,263)
                                                                                                                -----------

                          INVESTMENT MANAGEMENT/ADVISORY SERVICES - (0.02%)
                   25       Franklin Resources, Inc., 07/22/00, $30.00                                               (2,813)
                                                                                                                -----------

                          S&L/THRIFTS - WESTERN U.S. - (0.05%)
                   47       Golden State Bancorp., 10/21/00, $17.50                                                  (7,050)
                                                                                                                -----------

                            TOTAL WRITTEN PUT OPTIONS (PREMIUM $34,327)                                             (25,126)
                                                                                                                ===========

                            TOTAL OPTIONS WRITTEN (PREMIUM $129,876)                                              $ (81,153)
                                                                                                                ===========

The accompanying notes are an intergral part of these financial statements.

                                     - 15 -